Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

July 16, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
Securities Act Registration No. 333-288295
Investment Company Act Registration No. 811-05037
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy that provides information regarding the reorganization of the Akre Focus Fund (the “Target Fund”), a series of the Trust, into the Akre Focus ETF (the “Acquiring Fund”), a series of the Trust.
This Form N-14 registration statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended, to include in the EDGAR submission filing all classes of the Target Fund — Retail Class, Institutional Class and Supra Institutional Class — to be reorganized into the Acquiring Fund.
If you have any questions regarding the enclosed, please contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Vice President and Secretary of the Trust

Enclosures